Shareholder Fees	May 03, 2021
First Trust Dow 30 Equal Weight ETF | First Trust Dow 30 Equal Weight ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none